CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,151,120	$ 164,608	¥ 1,123,292
Amounts due from related parties	4,314	617	2,051
Prepayments and other current assets	74,483	10,651	89,512
Total current assets	1,298,375	185,665	1,335,817
Noncurrent assets
Other non-current assets	11,864	1,696	22,701
Total non-current assets	69,980	10,008	83,824
Total assets	1,368,355	195,673	1,419,641
Current liabilities
Amounts due to related parties	¥ 1,066	$ 152	¥ 1,734
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Accrued expenses and other current liabilities	¥ 115,749	$ 16,552	¥ 126,501
Dividend payable | ¥			2,164
Total current liabilities	363,977	52,048	447,544
Total liabilities	373,185	53,365	458,796
SHAREHOLDERS' EQUITY
Ordinary shares	186	27	185
Additional paid-in capital	960,641	137,370	996,657
Treasury stock	(43,483)	(6,218)	(26,296)
Accumulated other comprehensive income	16,134	2,307	24,009
Retained earnings (accumulated deficit)	53,229	7,612	(42,105)
Total shareholders' equity	995,170	142,308	960,845		¥ 957,804	¥ 769,452
Total liabilities and shareholders' equity	1,368,355	$ 195,673	1,419,641
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Related Party
Current assets
Amounts due from related parties	4,314	$ 617	2,051
Current liabilities
Amounts due to related parties	¥ 1,066	$ 152	¥ 1,734
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued (in shares)	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding (in shares)	111,541,887	111,541,887	116,084,207
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued (in shares)	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding (in shares)	144,000,000	144,000,000	144,000,000
Undesignated
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0	0
Parent Company | Reportable legal entities
Current assets
Cash and cash equivalents	¥ 30,786	$ 4,402	¥ 155,828
Prepayments and other current assets	2,932	420	4,266
Total current assets	382,747	54,732	413,535
Noncurrent assets
Investments in subsidiaries, the VIE and VIE's subsidiaries	654,883	93,647	555,621
Other non-current assets | ¥			1,229
Total non-current assets	654,883	93,647	556,850
Total assets	1,037,630	148,379	970,385
Current liabilities
Accrued expenses and other current liabilities	2,128	304	3,228
Dividend payable | ¥			2,164
Total current liabilities	42,460	6,071	9,540
Total liabilities	42,460	6,071	9,540
SHAREHOLDERS' EQUITY
Ordinary shares	186	27	185
Additional paid-in capital	960,641	137,370	996,657
Treasury stock	(43,483)	(6,218)	(26,296)
Accumulated other comprehensive income	16,134	2,307	24,009
Retained earnings (accumulated deficit)	61,692	8,822	(33,710)
Total shareholders' equity	995,170	142,308	960,845
Total liabilities and shareholders' equity	1,037,630	$ 148,379	970,385
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Parent Company | Affiliated Entity | Reportable legal entities
Current assets
Amounts due from related parties	349,029	$ 49,910	253,441
Current liabilities
Amounts due to related parties	¥ 40,332	$ 5,767	¥ 4,148
Parent Company | Class A ordinary shares | Reportable legal entities
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued (in shares)	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding (in shares)	111,541,887	111,541,887	116,084,207
Parent Company | Class B ordinary shares | Reportable legal entities
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued (in shares)	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding (in shares)	144,000,000	144,000,000	144,000,000
Parent Company | Undesignated | Reportable legal entities
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0	0